Financial instruments, Values of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Current Financial Assets [Abstract]
Cash and cash equivalents	$ 620,896	$ 150,983	$ 667,178	$ 241,324
Trade and other current receivables	1,272,033	289,509
Non-current Financial Liabilities [Abstract]
Borrowings	4,842,178	1,490,352
Finance leases	14,923	0
Provisions	35,421	11,937
Current Financial Liabilities [Abstract]
Borrowings	3,702	71,184
Finance leases	13,560	0
Trade and other payables	676,917	170,042
Provisions	57,411	20,142
Financial Liabilities at Amortized Cost [Member]
Non-current Financial Liabilities [Abstract]
Borrowings	4,946,566	1,511,400
Finance leases	14,923	0
Provisions financial liabilities	35,421	11,837
Provisions non-financial liabilities	0	100
Provisions	35,421	11,937
Current Financial Liabilities [Abstract]
Borrowings	50,347	83,788
Finance leases	13,560	0
Trade and other payables financial liabilities	676,917	16,891
Trade and other payables non-financial liabilities	0	153,151
Trade and other payables	676,917	170,042
Provisions financial liabilities	57,411	4,406
Provisions non-financial liabilities	0	15,736
Provisions	57,411	20,142
Financial liabilities	5,795,145	1,628,322
Non-financial liabilities	0	168,987
Total	5,795,145	1,797,309
Financial assets at Fair Value [Member]
Non-current Financial Assets [Abstract]
Derivative financial instruments - Interest rate swaps	86,381	0
Current Financial Assets [Abstract]
Cash and cash equivalents	620,896	150,983
Trade and other receivables financial assets	1,212,067	263,626
Trade and other receivables non-financial assets	59,966	25,883
Trade and other current receivables	1,272,033	289,509
Financial assets	1,832,963	414,609
Non-financial assets	146,347	25,883
Total	$ 1,979,310	$ 440,492